Federal Home Loan Bank Stock	12 Months Ended
Dec. 31, 2015
Federal Home Loan Bank Stock [Abstract]
Federal Home Loan Bank Stock
Federal Home Loan Bank Stock

The Company’s investment in Federal Home Loan Bank ("FHLB") stock was $170 million at December 31, 2015 compared to $155 million at December 31, 2014. As a member of the FHLB, the Company is required to hold shares of FHLB stock in an amount equal to at least one percent of the aggregate unpaid principal balance of its mortgage loans, home purchase contracts and similar obligations at the beginning of each year or five percent of FHLB advances, whichever is greater. The Company had $57 million in required stock purchases during the year ending December 31, 2015. The Company had $42 million, $54 million and $92 million redemptions of FHLB stock during the years ended December 31, 2015, 2014 and 2013, respectively. Dividends received on the stock equaled $6 million, $9 million and $11 million for the years ended December 31, 2015, 2014, and 2013, respectively. These dividends were recorded in the Consolidated Statements of Operations as other noninterest income.